Expense Example	Apr. 29, 2025 USD ($)
Investor Shares [Member] | FAM Value Fund | FAM Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,421
Investor Shares [Member] | SUMMARY SECTION | FAM Dividend Focus Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
Investor Shares [Member] | FAM Small Cap Fund | FAM Small Cap Fund Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Institutional [Member] | FAM Value Fund | FAM Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,362
Institutional [Member] | SUMMARY SECTION | FAM Dividend Focus Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,468
Institutional [Member] | FAM Small Cap Fund | FAM Small Cap Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	$ 1,386